Share Capital and Dividends - Summary of Shares Converted After Acquisition (Details) - shares	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Ending balance (in shares)	92,725,616	58,695,438	58,073,517